Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	257NQM0770	33029200	XXXX	XX/XX/XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Per guidelines, verification that borrower owns at least 25% of the business used in income qualification is required. File contains business entity listing from the state website; however, it does not contain verification that our borrower owns at least 25% of the business.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX XXXX	Reviewer Comment (2024-12-17): Waived with
compensating factors per investor request.  Document
provided is dated post-close; however, does verify
ownership percentage.

Reviewer Comment (2024-09-19): Document received is
datedXX/XX/XXXX, which is after Note date
ofXX/XX/XXXX.  If client is accepting post-dated CPA
letter, condition can be waived with compensating
factors; however, we are not able to clear condition
unless documentation dated on or prior to Note date
is provided.

Buyer Comment (2024-09-12): CPA letter

Reviewer Comment (2024-09-09): A VVOE cannot be
considered third party verification of business
ownership.  Please provide evidence borrower owns at
least 25% of the business used in income qualifying.

Buyer Comment (2024-09-06): Please see VVOE.
Borrower is sole proprietor and owns 100% of
business
																				XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	A	A	N/A	N/A	No
XXXX	XXXX	257NQM0719		33029203	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/X/XXXX)	Appraisal report was not acknowledged by borrower 3 business days prior to closing. XXXX XXXX delivery shows appraisal was sent on XX/XX/XXXX, DocuSign certificate shows appraisal acknowledged by borrower on XX/XX/XXXX.				Reviewer Comment (2024-11-26): Client elects to waive			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0706		33029210	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:143XX/X/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-11-29): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0706		33029209	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/X/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-11-29): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0718		33029214	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:AdditionXX/X/XXXX)	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-12-04): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0718		33029215	XXXX	XX/XX/XXXX	Credit	Guideline	Guideline Issue	Guideline	The number of financed properties exceeds guidelines.		Per guidelines, the maximum number of financed investment properties for a single borrower is 10. Borrower has 13 financed investment properties, which exceeds guideline maximum. Loan file contains approved investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX XXXX XXXX XXXX XXXX XXXX	Reviewer Comment (2024-12-05): Waived with compensating factors per investor exception approval provided at origination.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0750		33029219	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/X/XXXX)					Reviewer Comment (2024-12-04): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0750		33029220	XXXX	XX/XX/XXXX	Credit	Guideline	Guideline Issue	Guideline	The number of financed properties exceeds guidelines.		Per guidelines, the maximum number of financed investment properties for a single borrower is 10. Borrower has 13 financed investment properties, which exceeds guideline maximum. Loan file contains approved investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX XXXX XXXX XXXX XXXX XXXX	Reviewer Comment (2024-12-05): Waived with compensating factors per investor exception approval provided at origination.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0786		33029224	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $40.00 exceeds tolerance of $25.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-12-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:20:12 PM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0753		33029230	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-2.98. Sufficient or excess cure was provided to the borrower at Closing. (9300)					Reviewer Comment (2024-12-10): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:51:01 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0753		33029227	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.24982% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXX or .XX%).	Points and Fees on subject loan of 3.25096% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXX or .XX%).				Reviewer Comment (2024-12-10): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0769		33029239	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/X/XXXX)	Verification appraisal received by borrower not provided in loan file.				Reviewer Comment (2024-12-16): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	A	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0782		33029247	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/X/XXXX)	Evidence that appraisal was provided before or at closing is missing.				Reviewer Comment (2024-12-16): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0855	33029256	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	The Hazard Insurance Policy Effective Date is XX/XX/XXXX after the later of the note or transaction date.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Reserves: 94.86 Guideline Requirement: 3.00	XXXX Originator,XXXX XXXX Originator,XXXX XXXX XXXX XXXX XXXX	Reviewer Comment (2025-01-07): Waived with compensating factors per investor exception approval received in trailing documents. Buyer Comment (2025-01-02): Exception request and approval			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0890	33029274	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $765.00 exceeds tolerance of $279.00 plus 10% or $306.90. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $765.00 exceeds tolerance of $40.00 plus 10% or $44.00.No valid changed circumstance was provided. No cure was provided to the Borrower.	Reviewer Comment (2024-12-06): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-12-06): See updated FedEx delivery Tracking showing delivery scheduled XX/XX

Reviewer Comment (2024-12-04): XXXX received PCCD, LOE Proof of Mailing and Copy of check. USPS  tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Buyer Comment (2024-12-03): See Uploaded PCCD, LOX, Refund check and Delivery Tracking receipt

Reviewer Comment (2024-11-19): XXXX Received CD dated 10/10 along with valid COC; however, still cure required is $414.10. Lender title insurance fee increased on revised LE dated XX/XX/XXXX without valid COC to $540 from $20. Provide Valid COC or Cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2024-11-15): See uploaded initial CD
																			XX/XX/XXXX 4:34:00 PM		2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0889		33029281	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $520.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-11-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:17:38 PM		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0889		33029282	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception is approved for non-warrantable condo with 22% HOA delinquencies.	Borrower has worked in the same position for more than 3 years. Miscellaneous Miscellaneous	Fico is 19% higher than guideline minimum. $XXXX residual income.	XXXX Originator Originator	Reviewer Comment (2024-11-22): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0918		33784100	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for cash out refinance using a hybrid appraisal at 62.86% LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 620 Representative FICO: XXX	XXXX XXXX Aggregator,XXXX	Reviewer Comment (2025-05-01): Client elects to waive with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0924		33784103	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $195.00 exceeds tolerance of $170.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $195.00 exceeds tolerance of $170.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-04-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:31:04 AM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0973		33784137	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved for housing history. Borrower owns his primary residence free and clear and has not open/active mortgages on credit.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: XX% Guideline Maximum DTI: 45.00000%	XXXX XXXX XXXX Aggregator,XXXX	Reviewer Comment (2025-05-01): Client elects to waive with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0977		33784154	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.				Buyer Comment (2025-05-12): XXXX acknowledges and waives this non-material EV2 finding Reviewer Comment (2025-05-06): Exception remains, missing acknowledgement evidence that borrower was received copy of Appraisal within 3 business days prior to Closing. Provided Appraisal notice contains Appraisal delivered on XX/XX/XXXX which is same as Note date XX/XX/XXXX. Seller Comment (2025-05-05): XXXX Appraisal Delivery with Comments.pdf (Credit Review Documentation) was uploaded			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0922		33784202	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $4,250.00 exceeds tolerance of $3,000.00. Insufficient or no cure was provided to the borrower. (7507)	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $4,250.00 exceeds tolerance of $3,000.00. File did not contain a valid Change of Circumstance for the increased fee and the cure provided at closing was not sufficient to cure both tolerance issues.				Reviewer Comment (2025-06-13): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2025-06-12): PCCD cure documentation uploaded for review.		XX/XX/XXXX 3:05:11 PM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0922		33784204	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Request is present in file and has been approved to allow 30 acre property which exceeds the stated guideline acreage of 20 acres.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender approved exception with comp factors Lender approved exception with comp factors.	Originator,XXXX XXXX XXXX XXXX	Reviewer Comment (2025-05-08): Lender approved exception with comp factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0919	33784226	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $168.60 compared to the calculated total of payments of $XXXX which exceeds the $35.00 threshold. (FinXX/XX/XXXX)	Final Closing Disclosure reflects Total of Payments of $XXXX but calculated Total of Payments of $XXXX. Variance = -$168.60. Post Close CD provided reflects correct Total of Payments; however, to completely cure the issue the following items are still needed: 1) letter of explanation to the borrower, 2) proof of delivery, refund check for the underdisclosed amount and 4) evidence rescission was re-opened.	Reviewer Comment (2025-05-23): XXXX received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Buyer Comment (2025-05-21): Submitted PCCD docs with refund check and proof of shipping for review.

Reviewer Comment (2025-05-13): XXXX recognizes that fees can be updated in dry funding state, however, testing methodology generally remains the same. Creditors are required to disclose CDs based on best information reasonably known to the creditor at time of disclosure.  This best information reasonably available standard requires the creditor to exercise due diligence in obtaining the information.  Similar to pre-TRID reviews or reviews of loans not subject to TRID, the APR, Finance Charge, TOP and other material disclosures disclosed on the TIL Disclosure provided at consummation are compared to the actual APR, Finance Charge and TOP at consummation (using the fees from the final HUD in file which could be dated post consummation on a dry state).  The accuracy of material disclosures is based on the disclosures provided at or before consummation, not based on a TIL provided post consummation.  XXXX reviews pursuant to the SFA TRID Grid, Additional Considerations, Row 20, which provides:

Post Close CD - Material Disclosures Accuracy Test: Prior to TRID, material disclosures disclosed on the final TIL provided to the borrower at or before closing are compared to figures disclosed on most recent HUD-1 (issued pre or post close). Similarly, for TRID loans, TPRs will assume at initial review that fee changes reflected on PCCDs are corrections (similar to corrected HUD-1s), not updates of fees resulting from changes occurring after closing (lender incorrectly disclosed fees they were aware of or should have been aware of on final CD and issued a PCCD reflecting actual fees that should have been disclosed on final CD). Accordingly, TPR will calculate the APR, Finance Charge and TOP based on corrected fees on PCCD and cite exceptions if APR, Finance Charge and TOP disclosed on final CD are inaccurate based on fees shown on PCCD, an EV3-C exception will be cited if APR, Finance Charge, TOP on final CD are outside of tolerance for accuracy based on fees on most recent PCCD issued within 60 days of consummation (PCCD greater than 60 days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) unless: 1) discrepancy results from change in interim interest due to difference in anticipated vs. actual disbursement date; or 2) there is a corresponding lender credit/cure for the amount of the increase in fees paid by borrower reflected on PCCD; Otherwise, TILA 130(b) correction with LOE, refund or adjustment to ensure borrower does not pay more than amount disclosed, and proof of delivery required to cure to EV2-B. For rescindable transactions, re-opening of rescission and proof of receipt by borrower also required.

If changes in fee amounts reflected on the PCCD result from events that occurred after closing not reasonably known to the creditor at time of disclosure of the final CD after exercising diligence in obtaining such information, XXXX will review and consider an LOE, attestation, and documentation supporting fee changes are based on post consummation events that could not reasonably be known to creditor and that the disclosed figures were correct at the time of consummation.

Buyer Comment (2025-05-09): COC was included in the initial shipping package and is located in  your portal under doc ID XXXX reflecting Lock Expiration Extended with Lock confirmation under doc ID XXXX reflecting -0.060% Extension Fee being added (0.25% x 0.06% = 0.31% or $168.60 more).
																			XX/XX/XXXX 9:39:41 AM		2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0919	33784227	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $871.10 exceeds tolerance of $702.50. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points increased from $702.50 on final CD to $871.10 on post close CD with no COC. No evidence of cure.	Reviewer Comment (2025-05-22): XXXX Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-05-21): Submitted PCCD docs with refund check and proof of shipping for review.

Reviewer Comment (2025-05-13): XXXX recognizes that fees can be updated in dry funding state, however, testing methodology generally remains the same. Creditors are required to disclose CDs based on best information reasonably known to the creditor at time of disclosure.  This best information reasonably available standard requires the creditor to exercise due diligence in obtaining the information.  Similar to pre-TRID reviews or reviews of loans not subject to TRID, the APR, Finance Charge, TOP and other material disclosures disclosed on the TIL Disclosure provided at consummation are compared to the actual APR, Finance Charge and TOP at consummation (using the fees from the final HUD in file which could be dated post consummation on a dry state).  The accuracy of material disclosures is based on the disclosures provided at or before consummation, not based on a TIL provided post consummation.  XXXX reviews pursuant to the SFA TRID Grid, Additional Considerations, Row 20, which provides:

Post Close CD - Material Disclosures Accuracy Test: Prior to TRID, material disclosures disclosed on the final TIL provided to the borrower at or before closing are compared to figures disclosed on most recent HUD-1 (issued pre or post close). Similarly, for TRID loans, TPRs will assume at initial review that fee changes reflected on PCCDs are corrections (similar to corrected HUD-1s), not updates of fees resulting from changes occurring after closing (lender incorrectly disclosed fees they were aware of or should have been aware of on final CD and issued a PCCD reflecting actual fees that should have been disclosed on final CD). Accordingly, TPR will calculate the APR, Finance Charge and TOP based on corrected fees on PCCD and cite exceptions if APR, Finance Charge and TOP disclosed on final CD are inaccurate based on fees shown on PCCD, an EV3-C exception will be cited if APR, Finance Charge, TOP on final CD are outside of tolerance for accuracy based on fees on most recent PCCD issued within 60 days of consummation (PCCD greater than 60 days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) unless: 1) discrepancy results from change in interim interest due to difference in anticipated vs. actual disbursement date; or 2) there is a corresponding lender credit/cure for the amount of the increase in fees paid by borrower reflected on PCCD; Otherwise, TILA 130(b) correction with LOE, refund or adjustment to ensure borrower does not pay more than amount disclosed, and proof of delivery required to cure to EV2-B. For rescindable transactions, re-opening of rescission and proof of receipt by borrower also required.

If changes in fee amounts reflected on the PCCD result from events that occurred after closing not reasonably known to the creditor at time of disclosure of the final CD after exercising diligence in obtaining such information, XXXX will review and consider an LOE, attestation, and documentation supporting fee changes are based on post consummation events that could not reasonably be known to creditor and that the disclosed figures were correct at the time of consummation.

Buyer Comment (2025-05-13): California is a dry funding state, per the final CD the loan did not disburse untilXX/XX/XXXX, the lock expired prior to the funding at which time an extension was needed per the COC provided under Doc ID XXXX.

Reviewer Comment (2025-05-13): XXXX received rebuttal comment. The COC for lock extension dated 04/21 is valid but the discount points fee was increased on Post CD dated 04/24 the fee increased after closing is not valid and cure is required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2025-05-09): COC was included in the initial shipping package and is located in  your portal under doc ID XXXX reflecting Lock Expiration Extended with Lock confirmation under doc ID XXXX reflecting -0.060% Extension Fee being added (0.25% x 0.06% = 0.31% or $168.60 more).
																			XX/XX/XXXX 6:27:00 AM		2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0919		33784228	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.		This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure. Further, the RTC must allow the borrower three days to cancel the transaction from date of delivery.				Reviewer Comment (2025-06-11): XXXX received RTC and proof of delivery. Buyer Comment (2025-06-06): Submitted documentation for the re-opened rescission, LOE, and proof of delivery for review.		XX/XX/XXXX 9:32:40 AM		2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0961		33784247	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,075.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,075.00 exceeds tolerance of $1,000.00. Sufficient cure is required.				Reviewer Comment (2025-05-12): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:08:56 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0955		33784261	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $162.37 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-05-12): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:18:47 PM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0930		33784279	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Allow 1007, lease and proof of deposit for departing residence recently list for sale, ro o set payment. Loss included in DTI.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: XXX Representative FICO: XXX	XXXX XXXX XXXX Aggregator,XXXX	Reviewer Comment (2025-05-13): Client elected to waive exceptions with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0932	33784313	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient cure is required.	Reviewer Comment (2025-06-13): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-06-13): date error

Reviewer Comment (2025-06-13): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2025-06-12): PCCD cure documentation uploaded for review.

Reviewer Comment (2025-05-20): XXXX received valid COC dated XX/XX/XXXX. However, Appraisal report with provided disclosure completed on XX/XX/XXXX with subject to repairs, but the Appraisal re-inspection fee was added on XX/XX/XXXX. This is outside of the required three-day timeline for notification of borrower. Cure is required.

Buyer Comment (2025-05-15): COC with Final Inspection fee was included in the initial shipping package and is located in your portal under doc ID XXXX.
																			XX/XX/XXXX 5:07:04 PM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0988		33784314	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has $XXXX in XXXX accounts. $XXXX held in a pledged account to theirXXXXline of credit. Excluded to qualify as income but being used for funds to close. Borrowers provided 401K and life insurance (cash value) to add more assets. $XXXXin net qualified assets for income. Need an exception to allow the income with less than the $1MM requirement. Both borrowers have stable wage jobs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: XXX	XXXX XXXX XXXX XXXX Aggregator,XXXX	Reviewer Comment (2025-05-15): Client elects to waive with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0988		33784324	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $162.00 plus 10% or $178.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Total amount of $200.00 exceeds tolerance of $162.00 plus 10% or $178.20. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-05-14): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:07:34 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0965		33784339	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:361XX/XX/XXXX)					Buyer Comment (2025-05-16): EV-2 acknowledged			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	257NQM0939		33784353	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Buyer Comment (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation. Reviewer Comment (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	257NQM0939		33784352	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.				Buyer Comment (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation. Reviewer Comment (2025-05-29): The compliance exceptions have been re-graded to EV2-B ATR Risk with post-close lender exception and alternate documentation received pre-consummation. Reviewer Comment (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation. Buyer Comment (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	257NQM0939		33784349	XXXX	XX/XX/XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years.	Aggregator,XXXX XXXX XXXX XXXX XXXX	Reviewer Comment (2025-05-29): Client elects to waive with compensating factors. Reviewer Comment (2025-05-29): Received lender exception approval to allow most recent pay statement prior to closing in lieu of VVOE. Buyer Comment (2025-05-23): Approved credit exception with supporting documentation uploaded for review.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	257NQM0939		33784351	XXXX	XX/XX/XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years.	Aggregator,XXXX XXXX XXXX XXXX XXXX	Reviewer Comment (2025-05-29): Client elects to waive with compensating factors. Buyer Comment (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	257NQM0939		33784346	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.				Buyer Comment (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation. Reviewer Comment (2025-05-29): The compliance exceptions have been re-graded to EV2-B ATR Risk with post-close lender exception and alternate documentation received pre-consummation. Reviewer Comment (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation. Buyer Comment (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	257NQM0939		33784350	XXXX	XX/XX/XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years.	Aggregator,XXXX XXXX XXXX XXXX XXXX	Reviewer Comment (2025-05-29): Client elects to waive with compensating factors. Buyer Comment (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	257NQM0939		33784345	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX XXXX/Wages)	ATR failure due to missing income documentation: verbal verification of employment for co-borrower's income at XXXX not provided.				Buyer Comment (2025-05-30): EV2-B with post-close lender exception and alternate documentation received pre-consummation. Reviewer Comment (2025-05-29): The compliance exceptions have been re-graded to EV2-B ATR Risk with post-close lender exception and alternate documentation received pre-consummation. Reviewer Comment (2025-05-29): Re-grade to EV2-B with post-close lender exception and alternate documentation received pre-consummation. Buyer Comment (2025-05-23): Approved credit exception with supporting documentation uploaded to trailing docs for review.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	257NQM0960		33784359	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow asset utilization, combined with other income, with less than minimum required post-closing reserve of $XXXX vs $XXXX.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: XX Guideline Requirement: 6.00	XXXX Aggregator,XXXX XXXX XXXX	Reviewer Comment (2025-06-02): Client elects to waive with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0689		33785779	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guides, only two bank accounts may be used for one business, 4 bank accounts used for income calculations.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income Fico is 75 points above guideline minimum.	Originator,XXXX XXXX XXXX XXXX Originator,XXXX	Reviewer Comment (2025-01-24): Lender exception provided. Buyer Comment (2025-01-23): Exception for multiple bank accounts Reviewer Comment (2025-01-22): Can a lender exception be provided for use of 4 bank accounts since guides only allow 2? Buyer Comment (2025-01-17): Please see attached lox explaining the accounts			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0609		33785785	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-12-18): Disagree. The final CD included a tolerance cure of $150, which included $100 for attorney review fee increase and $50 for appraisal fee increase.		XX/XX/XXXX 1:21:32 AM		2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0609		33785786	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-24): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-12-23): Please see attached LOX, PCCD, copy of refund check and UPS label to borrower.		XX/XX/XXXX 12:11:13 AM		2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0609		33785787	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $250.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7588)	Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $250.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-12-18): Disagree. The final CD included a tolerance cure of $150, which included $100 for attorney review fee increase and $50 for appraisal fee increase.		XX/XX/XXXX 1:21:47 AM		2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0690		33785788	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XX/XX/XXXX. Provide a post-disaster inspection report showing no damage to the property.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	XXXX	Reviewer Comment (2025-01-24): Property inspected after declaration date, prior to end date.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0687	33785801	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $450.00 exceeds tolerance of $407.00 plus 10% or $447.70. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $450.00 exceeds tolerance of $407.00 plus 10% or $447.70. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-17): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-02-14): See uploaded Refund Check, LOX, PCCD and Proof of Mailing

Reviewer Comment (2025-02-12): XXXX: Title - Overnight fee in the amount of $50 added is in section B of initial CD dated 12/16 under borrower cannot shopped for service section, hence the fee was calculated under 0% tolerance and the fees were exceeds of $2.30 (ILE $407 + 10% ($40.7) = $447.70 - $450 FCD (Recording fee + Overnight fee)). Provide refund cure of $2.30 with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2025-02-11): The only 10% fee on this loan is the recording fee and it decreased from $407 to $400. Please review again and specify fees that have increased.
																			XX/XX/XXXX 6:14:04 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0684		33785805	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XX/XX/XXXX. Provide a post-disaster inspection report showing no damage to the property.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	XXXX	Reviewer Comment (2025-01-31): Property inspected after declaration date, prior to end date. Buyer Comment (2025-01-30): See uploaded appraisal, Appraiser signature dateXX/XX/XXXX			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0684		33785814	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $59.00 exceeds tolerance of $29.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient cure at closing				Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:50:08 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0702		33785823	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $302.40 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Amount Financed was $XXXX Calculated Amount Financed is $XXXX. Variance of $302.40.				Reviewer Comment (2025-02-24): XXXX received PCCD, LOE, Copy of refund check and proof of mailing. Reviewer Comment (2025-02-19): Remediation package has not yet been picked up by the courier. Buyer Comment (2025-02-18): Refund check 2 Buyer Comment (2025-02-18): Refund check 1 Buyer Comment (2025-02-18): Proof of overnight delivery expected 2/18 Buyer Comment (2025-02-18): LOE to the borrower Buyer Comment (2025-02-18): TRID cure documents attached		XX/XX/XXXX 11:28:25 AM		2	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0702		33785824	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $302.40 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charge of $XXXX. Calculated Finance Charge of $XXXX. Variance of -$302.40.				Reviewer Comment (2025-02-24): XXXX received PCCD, LOE, Copy of refund check and proof of mailing. Reviewer Comment (2025-02-19): Remediation package has not yet been picked up by the courier. Buyer Comment (2025-02-18): Uploaded curative docs to exception XXXX		XX/XX/XXXX 11:29:38 AM		2	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0702		33785826	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $199.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7319)	Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $199.00 exceeds tolerance of $0.00. No valid changed circumstance was provided. No cure was provided to the Borrower.				Reviewer Comment (2025-02-24): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-02-19): Remediation package has not yet been picked up by the courier. Buyer Comment (2025-02-18): Uploaded curative docs to exception XXXX		XX/XX/XXXX 11:52:47 AM		2	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0701	33785839	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower does not meet the tradeline requirement, lender exception in file.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. LTV/CLTV is 12% below guideline max. LTV/CLTV is 12% below guideline max. DTI is 12% below guideline max. Fico is 56 points above guideline minimum.	Originator,XXXX XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-12): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0622		33785858	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for private VOR with 8 months of canceled checks with LOE from landlord.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$55K residual income DTI is 32% below guideline max. Fico is 120 points above guideline minimum.	XXXX Originator,XXXX XXXX XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-05): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0634		33785874	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for C08 EAD category.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income 46 months reserves. DTI is 13% below guideline max. Fico is 65 points above guideline minimum.	XXXX Originator,XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-05): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0614		33785879	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:28:58 AM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0651		33785884	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided for Borrower has been self employed less than 2 years without 3 yrs experience in same field.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	72 months reserves LTV/CLTV is 48% below guideline max. LTV/CLTV is 48% below guideline max. DTI is 10% below guideline max. Fico is 112 points above guideline minimum.	Originator,XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-05): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0662		33785911	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided to use borrower pulled tax transcripts that show no record found for 2024 1099's.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. DTI is 29% below guideline max. Fico is 121 points above guideline minimum.	Originator,XXXX XXXX XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-10): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0669		33785931	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided to allow borrower 1099 transcripts.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00.	Borrower has worked in the same position for more than 3 years. Fico is 92 points above guideline minimum.	Originator,XXXX XXXX Originator,XXXX XXXX	Reviewer Comment (2025-02-11): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0669		33785932	XXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Lender approved exception provided for insufficient tradelines.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00.	Borrower has worked in the same position for more than 3 years. Fico is 92 points above guideline minimum.	Originator,XXXX XXXX Originator,XXXX XXXX	Reviewer Comment (2025-02-11): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0657		33785947	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for conflict of interest due to borrower owning title company used in this transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX disposable income. LTV/VLTV is 10% below guideline max. LTV/VLTV is 10% below guideline max. DTI is 30% below guideline max. Fico is 75 points above guideline minimum.	XXXX Originator,XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-13): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0670	33785958	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Waiving escrows with 5 months reserves, lender exception in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. LTV/CLTV is 45% below guideline max. LTV/CLTV is 45% below guideline max. DTI is 30% below guideline max. Fico is 53 points above guideline minimum.	XXXX Originator,XXXX XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-13): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0615		33785961	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $575.00 exceeds tolerance of $315.00 plus 10% or $346.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-02-12): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:26:43 PM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0675		33785988	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $110.00 plus 10% or $121.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-02-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:52:39 PM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0650		33786000	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		2nd income source with less than 24 month history, lender exception in file.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV/CLTV is 44% below guideline max. LTV/CLTV is 44% below guideline max. Fico is 101 points above guideline minimum.	XXXX XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-26): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	257NQM0661		33786007	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-02-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:47:09 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0661		33786008	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)					Reviewer Comment (2025-02-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:47:09 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0682	33786023	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception is approved for 5 NSFs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. XX months reserves LTV/CLTV is 30% below guideline max. LTV/CLTV is 30% below guideline max. DTI is 15% below guideline max. Fico is 73 points above guideline minimum.	XXXX Originator,XXXX XXXX Originator,XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-03-03): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0682		33786024	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $755.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-03-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:28:30 PM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	257NQM0621		33786028	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XX/XX/XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	XXXX,Aggregator	Reviewer Comment (2025-02-11): A PDI was provided, and there is no visible damage. Seller Comment (2025-02-09): Attached the PDI			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B	A	A		N/A	No
XXXX	XXXX	257NQM0621	33786029	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception provided to use personal comingled account when the business is a corporation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income XX months reserves LTV/CLTV is 12% below guideline max. LTV/CLTV is 12% below guideline max. DTI is 17% below guideline max. Fico is 73 points above guideline minimum.	XXXX Originator,XXXX XXXX Originator,XXXX Originator,XXXX Originator,XXXX Originator,XXXX Originator,XXXX	Reviewer Comment (2025-02-05): Lender exception in file			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B	A	A		N/A	No